Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets (Liabilities)	The Company’s net deferred tax assets (liabilities) as of December 31, 2023 and 2022 are as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets
Start-up costs	$185,213	$20,335
Total deferred tax assets	185,213	20,335
Valuation allowance	(185,213)	(20,335)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:
	December 31, 2023	December 31, 2022
Federal
Current	$1,095,448	$—
Deferred	(132,884)	(16,389)

State
Current	—	—
Deferred	(31,993)	(3,946)
Change in valuation allowance	164,878	20,335
Income tax provision	$1,095,448	$—

Schedule of Reconciliation of Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate are as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.0%
State taxes, net of federal tax benefit	(0.33)%	0.0%
Change in fair value of derivative warrant liabilities	(13.32)%	—%
Non-deductible transaction costs	2.23%	—%
Other permanent items, net	0.01%	—%
Change in valuation allowance	1.70%	(21.0)%
Income tax provision	11.28%	—%